Fair Value Measurements - Outstanding Interest Rate Swaps (Detail)	12 Months Ended
	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on March 2013 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2013 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2014 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on September 2015 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] USD ($)	Dec. 31, 2012 Euro term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] EUR (€)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2016 [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	$ 250,000,000	$ 1,000,000,000	$ 250,000,000	$ 250,000,000	$ 125,000,000	€ 125,000,000	$ 500,000,000
Maturity Date	Mar. 01, 2013	Nov. 01, 2013	Nov. 01, 2014	Sep. 01, 2015	Nov. 01, 2015	Nov. 01, 2015	Nov. 01, 2016